BALANCE SHEETS - USD ($)	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Current Assets
Cash and cash equivalents	$ 224,331	$ 809	$ 5,427
Prepaid expenses	224,919	9,167
Total Current Assets	449,250	9,976	5,427
Property and equipment, net	27,296
Total Assets	476,546	9,976	5,427
Current Liabilities
Line of credit	180	1,985
Accounts payable and accrued liabilities	364,131	53,290	33,782
Due to related parties	84,980	45,365	6,352
Total Current Liabilities	449,291	100,640	40,134
Total Liabilities	449,291	100,640	40,134
Commitments and Contingencies
Stockholders' Deficit
Common stock, $0.001 par value	88,396	74,098	114,098
Additional paid-in capital (deficiency)	27,222,977	51,108	(98,758)
Share subscription receivable			(2,500)
Accumulated deficit	(27,284,118)	(215,870)	(47,547)
Total Stockholders' Deficit	27,255	(90,664)	(34,707)
Total Liabilities and Stockholders' Deficit	$ 476,546	$ 9,976	$ 5,427